Financial Assets Measured at Fair Value (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial Assets Measured at Fair Value [Line Items]
Incurred investment loss	$ (335,979)
Commission and management fees	158,979
Investment loss	335,979
Realized loss	349,332
Unrealized gain	13,353
Financial assets measured at fair value	1,870,000
Realized investment income	(11)	$ 396,765	$ 16,204,480
Payment for commission and management fees	$ 9,042
HYPE [Member]
Financial Assets Measured at Fair Value [Line Items]
Pledged tokens	12,000
Transferred tokens	12,000
USDT [Member]
Financial Assets Measured at Fair Value [Line Items]
Realized investment income	$ 23,320